Financial Liabilities (Non-Current and Current) - Summary of Components of Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Non-current portion	€ 16,686	€ 18,119
Current portion	2,912	2,215
Total carrying amount	19,598	20,334
Fair value adjustment and measurement at amortized cost	577	559
Total nominal repayment amount	19,021	19,775
Total nominal repayment amount	754
Convertible bonds payable in Euros Due 2022 [member]
Disclosure of financial liabilities [line items]
Non-current portion	1,893	1,862
Current portion	6	6
Total carrying amount	1,899	1,868
Fair value adjustment and measurement at amortized cost	101	132
Total nominal repayment amount	€ 2,000	€ 2,000